Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Change in benefit obligation (e)
Benefit obligation, beginning	$ 16,268	[1],[2]	$ 14,835	[1],[2]
Service cost	301	[1],[2],[3]	357	[1],[2],[3]	351	[3]
Interest cost	666	[1],[2],[3]	697	[1],[2],[3]	734	[3]
Employee contributions		[1],[2]		[1],[2]
Plan amendments	0	[1],[2]	0	[1],[2]
Changes in actuarial assumptions and other	(2,257)	[1],[2]	1,926	[1],[2]
Foreign exchange impact		[1],[2]		[1],[2]
Acquisitions/divestitures, net	0	[1],[2]	(1)	[1],[2]
Curtailments	(8)	[1],[2]	(605)	[1],[2]
Settlements	(444)	[1],[2]	(485)	[1],[2]
Special termination benefits	0	[1],[2]	8	[1],[2]
Benefits paid	(550)	[1],[2]	(464)	[1],[2]
Benefit obligation, ending(e)	13,976	[1],[2]	16,268	[1],[2]	14,835	[1],[2]
Change in plan assets
Fair value of plan assets, beginning	12,540	[2]	12,005	[2]
Actual gain on plan assets	1,318	[2]	1,464	[2]
Company contributions	5	[2]	20	[2]
Employee contributions		[1],[2]		[1],[2]
Foreign exchange impact		[2]		[2]
Acquisitions/divestitures, net	0	[2]		[2]
Settlements	(444)	[2]	(485)	[2]
Benefits paid	(550)	[1],[2]	(464)	[1],[2]
Fair value of plan assets, ending	12,869	[2]	12,540	[2]	12,005	[2]
Funded status—Plan assets less than benefit obligation	(1,107)	[2]	(3,728)	[2]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation (e)
Benefit obligation, beginning	1,549	[1],[4]	1,431	[1],[4]
Service cost	26	[1],[4],[5]	35	[1],[4],[5]	36	[5]
Interest cost	67	[1],[4],[5]	62	[1],[4],[5]	72	[5]
Employee contributions		[1],[4]		[1],[4]
Plan amendments	0	[1],[4]	0	[1],[4]
Changes in actuarial assumptions and other	(165)	[1],[4]	252	[1],[4]
Foreign exchange impact		[1],[4]		[1],[4]
Acquisitions/divestitures, net	37	[1],[4]	1	[1],[4]
Curtailments	(1)	[1],[4]	(80)	[1],[4]
Settlements	(105)	[1],[4]	(121)	[1],[4]
Special termination benefits	0	[1],[4]	30	[1],[4]
Benefits paid	(67)	[1],[4]	(61)	[1],[4]
Benefit obligation, ending(e)	1,341	[1],[4]	1,549	[1],[4]	1,431	[1],[4]
Change in plan assets
Fair value of plan assets, beginning		[4]		[4]
Actual gain on plan assets		[4]		[4]
Company contributions	172	[4]	182	[4]
Employee contributions		[1],[4]		[1],[4]
Foreign exchange impact		[4]		[4]
Acquisitions/divestitures, net		[4]		[4]
Settlements	(105)	[4]	(121)	[4]
Benefits paid	(67)	[1],[4]	(61)	[1],[4]
Fair value of plan assets, ending		[4]		[4]		[4]
Funded status—Plan assets less than benefit obligation	(1,341)	[4]	(1,549)	[4]
International Pension Plans [Member]
Change in benefit obligation (e)
Benefit obligation, beginning	10,227	[1],[6]	8,891	[1],[6]
Service cost	216	[1],[6],[7]	215	[1],[6],[7]	243	[7]
Interest cost	378	[1],[6],[7]	406	[1],[6],[7]	443	[7]
Employee contributions	10	[1],[6]	9	[1],[6]
Plan amendments	1	[1],[6]	(1)	[1],[6]
Changes in actuarial assumptions and other	229	[1],[6]	1,232	[1],[6]
Foreign exchange impact	(66)	[1],[6]	(80)	[1],[6]
Acquisitions/divestitures, net	(63)	[1],[6]	71	[1],[6]
Curtailments	(64)	[1],[6]	(101)	[1],[6]
Settlements	(156)	[1],[6]	(33)	[1],[6]
Special termination benefits	4	[1],[6]	5	[1],[6]
Benefits paid	(400)	[1],[6]	(387)	[1],[6]
Benefit obligation, ending(e)	10,316	[1],[6]	10,227	[1],[6]	8,891	[1],[6]
Change in plan assets
Fair value of plan assets, beginning	7,589	[6]	6,953	[6]
Actual gain on plan assets	976	[6]	668	[6]
Company contributions	380	[6]	383	[6]
Employee contributions	10	[1],[6]	9	[1],[6]
Foreign exchange impact	(95)	[6]	(35)	[6]
Acquisitions/divestitures, net	(54)	[6]	31	[6]
Settlements	(156)	[6]	(33)	[6]
Benefits paid	(400)	[1],[6]	(387)	[1],[6]
Fair value of plan assets, ending	8,250	[6]	7,589	[6]	6,953	[6]
Funded status—Plan assets less than benefit obligation	(2,066)	[6]	(2,638)	[6]
Postretirement Plans [Member]
Change in benefit obligation (e)
Benefit obligation, beginning	4,165	[1],[8]	3,900	[1],[8]
Service cost	61	[1],[8],[9]	68	[1],[8],[9]	68	[9]
Interest cost	166	[1],[8],[9]	182	[1],[8],[9]	195	[9]
Employee contributions	69	[1],[8]	58	[1],[8]
Plan amendments	(152)	[1],[8]	(24)	[1],[8]
Changes in actuarial assumptions and other	(540)	[1],[8]	259	[1],[8]
Foreign exchange impact	(9)	[1],[8]	1	[1],[8]
Acquisitions/divestitures, net	0	[1],[8]		[1],[8]
Curtailments	(8)	[1],[8]	(11)	[1],[8]
Settlements		[1],[8]		[1],[8]
Special termination benefits	0	[1],[8]	6	[1],[8]
Benefits paid	(314)	[1],[8]	(274)	[1],[8]
Benefit obligation, ending(e)	3,438	[1],[8]	4,165	[1],[8]	3,900	[1],[8]
Change in plan assets
Fair value of plan assets, beginning	644	[10],[8]	422	[8]
Actual gain on plan assets	98	[8]	85	[8]
Company contributions	244	[8]	353	[8]
Employee contributions	69	[1],[8]	58	[1],[8]
Foreign exchange impact		[8]		[8]
Acquisitions/divestitures, net		[8]		[8]
Settlements		[8]		[8]
Benefits paid	(314)	[1],[8]	(274)	[1],[8]
Fair value of plan assets, ending	741	[10],[8]	644	[10],[8]	422	[8]
Funded status—Plan assets less than benefit obligation	$ (2,697)	[8]	$ (3,521)	[8]

[1]	For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $13.7 billion in 2013 and $15.9 billion in 2012. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2013 and $1.5 billion 2012. The ABO for our international pension plans was $9.7 billion in 2013 and $9.4 billion in 2012.
[2]	The favorable change in the funded status of our U.S. qualified plans is primarily due to the plan gains resulting from the increase in the discount rate and an increase in plan assets. The curtailments in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico had a favorable impact on the 2012 funded status.
[3]	2013 v. 2012––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) lower service cost resulting from cost reduction initiatives, (ii) lower settlements and (iii) higher expected return on plan assets resulting from an increased plan asset base partially offset by the curtailment gain in the second quarter of 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses. 2012 v. 2011––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) higher expected return on plan assets (resulting from contributions made to the plan in 2011 that increased the plan asset base), (ii) lower interest costs, (iii) a decrease in special termination benefits, and (iv) higher curtailments resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico largely offset by higher settlements and an increase in the amounts amortized for actuarial losses (resulting from a decrease in the discount rate and lower than expected actual returns in 2011).
[4]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.
[5]	2013 v. 2012––The decrease in net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was primarily driven by special termination benefits in 2012, partially offset by an increase in the amounts amortized for actuarial losses resulting from a decrease in the discount rate, and the curtailment gain in the second quarter of 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. 2012 v. 2011––The net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was largely unchanged as the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico was more than offset by higher settlement activity.
[6]	The favorable change in the funded status of our international plans is primarily due to an increase in plan assets partially offset by plan losses resulting from changes in actuarial assumptions. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist or the law requires.
[7]	2013 v. 2012––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from changes in assumptions, (ii) lower expected return on plan assets driven by lower expected rate of return in certain significant plans, (iii) higher settlements and (iv) 2012 curtailment gains, partially offset by lower interest costs resulting from the decrease in discount rates. 2012 v. 2011––The decrease in net periodic benefit costs for our international pension plans was primarily driven by restructuring activities in the U.K. and Ireland in 2011. Also, the decrease in discount rates resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses.
[8]	The favorable change in the funded status of our postretirement plans is primarily due to the plan gains resulting from the increase in the discount rate and the impact of a decision to move participants to Medicare Advantage effective January 1, 2015.
[9]	2013 v. 2012––The increase in net periodic benefit cost for our postretirement plans was primarily driven by 2012 curtailment gains, partially offset by higher expected return on plan assets and 2012 special termination benefits. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses. 2012 v. 2011––The net periodic benefit cost for our postretirement plans was largely unchanged, as an increase in amounts amortized for actuarial plan losses was partially offset by higher expected return on plan assets.
[10]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.